Business segment information (Tables)	12 Months Ended
Dec. 31, 2019
Business segment information
Schedule of information by business segment

		Integrated
	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2019	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,261	18,167	87,598	87,280	10	—	200,316
Intersegment sales	31,329	2,825	32,390	659	125	(67,328)	—
Excise taxes	—	—	(3,015)	(21,052)	—	—	(24,067)
Revenues from sales	38,590	20,992	116,973	66,887	135	(67,328)	176,249
Operating expenses	(16,389)	(18,316)	(112,104)	(63,855)	(925)	67,328	(144,261)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,659)	(1,492)	(1,527)	(980)	(73)	—	(15,731)
Operating income	10,542	1,184	3,342	2,052	(863)	—	16,257
Net income (loss) from equity affiliates and other items	610	2,330	322	101	42	—	3,405
Tax on net operating income	(4,572)	(741)	(470)	(598)	155	—	(6,226)
Net operating income	6,580	2,773	3,194	1,555	(666)	—	13,436
Net cost of net debt							(1,998)
Non-controlling interests							(171)
Net income - group share							11,267

		Integrated
For the year ended December 31, 2019	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(64)	—	—	—	—	(64)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(64)	—	—	—	—	(64)
Operating expenses	(145)	(240)	397	(40)	(112)	—	(140)
Depreciation, depletion and impairment of tangible assets and mineral interests	(721)	(156)	(41)	(2)	—	—	(920)
Operating income (b)	(866)	(460)	356	(42)	(112)	—	(1,124)
Net income (loss) from equity affiliates and other items	(112)	974	(83)	(83)	—	—	696
Tax on net operating income	49	(130)	(82)	27	(73)	—	(209)
Net operating income (b)	(929)	384	191	(98)	(185)	—	(637)
Net cost of net debt							(15)
Non-controlling interests							91
Net income - group share							(561)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect
On operating income	—	—	477	(31)	—
On net operating income	—	—	371	(14)	—

		Integrated
For the year ended December 31, 2019	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,261	18,231	87,598	87,280	10	—	200,380
Intersegment sales	31,329	2,825	32,390	659	125	(67,328)	—
Excise taxes	—	—	(3,015)	(21,052)	—	—	(24,067)
Revenues from sales	38,590	21,056	116,973	66,887	135	(67,328)	176,313
Operating expenses	(16,244)	(18,076)	(112,501)	(63,815)	(813)	67,328	(144,121)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,938)	(1,336)	(1,486)	(978)	(73)	—	(14,811)
Adjusted operating income	11,408	1,644	2,986	2,094	(751)	—	17,381
Net income (loss) from equity affiliates and other items	722	1,356	405	184	42	—	2,709
Tax on net operating income	(4,621)	(611)	(388)	(625)	228	—	(6,017)
Adjusted net operating income	7,509	2,389	3,003	1,653	(481)	—	14,073
Net cost of net debt							(1,983)
Non-controlling interests							(262)
Adjusted net income - group share							11,828

		Integrated
For the year ended December 31, 2019	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total

Total expenditures	8,992	7,053	1,698	1,374	120		19,237
Total divestments	368	1,108	322	249	13		2,060
Cash flow from operating activities	16,917	3,461	3,837	2,604	(2,134)		24,685
Balance sheet as of December 31, 2019
Property, plant and equipment, intangible assets, net	98,894	29,597	12,196	8,316	583		149,586
Investments & loans in equity affiliates	7,631	15,271	3,787	433	—		27,122
Other non-current assets	4,484	2,993	744	1,179	1,009		10,409
Working capital	2,617	(1,192)	796	178	(3,909)		(1,510)
Provisions and other non-current liabilities	(25,208)	(5,488)	(3,898)	(1,531)	153		(35,972)
Assets and liabilities classified as held for sale	426	368	—	—	—		794
Capital Employed (Balance sheet)	88,844	41,549	13,625	8,575	(2,164)		150,429
Less inventory valuation effect	—	—	(1,397)	(204)	—		(1,601)
Capital Employed (Business segment information)	88,844	41,549	12,228	8,371	(2,164)		148,828
ROACE as a percentage	8%	6%	26%	22%			10%

		Integrated
For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	9,889	17,236	92,025	90,206	7	—	209,363
Intersegment sales	30,337	2,198	35,462	979	64	(69,040)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	40,226	19,434	124,128	69,287	71	(69,040)	184,106
Operating expenses	(17,532)	(17,679)	(120,393)	(66,737)	(796)	69,040	(154,097)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,192)	(1,827)	(1,222)	(709)	(42)	—	(13,992)
Operating income	12,502	(72)	2,513	1,841	(767)	—	16,017
Net income (loss) from equity affiliates and other items	1,365	1,639	782	307	77	—	4,170
Tax on net operating income	(5,770)	(471)	(445)	(532)	375	—	(6,843)
Net operating income	8,097	1,096	2,850	1,616	(315)	—	13,344
Net cost of net debt							(1,794)
Non-controlling interests							(104)
Net income - group share							11,446

		Integrated
For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	56	—	—	—	—	56
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	56	—	—	—	—	56
Operating expenses	(199)	(237)	(616)	(45)	(9)	—	(1,106)
Depreciation, depletion and impairment of tangible assets and mineral interests	(707)	(1,065)	(2)	—	—	—	(1,774)
Operating income (b)	(906)	(1,246)	(618)	(45)	(9)	—	(2,824)
Net income (loss) from equity affiliates and other items	(128)	(247)	(116)	(5)	—	—	(496)
Tax on net operating income	584	170	205	14	—	—	973
Net operating income (b)	(450)	(1,323)	(529)	(36)	(9)	—	(2,347)
Net cost of net debt							(67)
Non-controlling interests							301
Net income - group share							(2,113)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect
On operating income	—	—	(589)	(6)	—
On net operating income	—	—	(413)	(5)	—

		Integrated
For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	9,889	17,180	92,025	90,206	7	—	209,307
Intersegment sales	30,337	2,198	35,462	979	64	(69,040)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	40,226	19,378	124,128	69,287	71	(69,040)	184,050
Operating expenses	(17,333)	(17,442)	(119,777)	(66,692)	(787)	69,040	(152,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,485)	(762)	(1,220)	(709)	(42)	—	(12,218)
Adjusted operating income	13,408	1,174	3,131	1,886	(758)	—	18,841
Net income (loss) from equity affiliates and other items	1,493	1,886	898	312	77	—	4,666
Tax on net operating income	(6,354)	(641)	(650)	(546)	375	—	(7,816)
Adjusted net operating income	8,547	2,419	3,379	1,652	(306)	—	15,691
Net cost of net debt							(1,727)
Non-controlling interests							(405)
Ajusted net income - group share							13,559

		Integrated
For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	13,789	5,032	1,781	1,458	125	—	22,185
Total divestments	3,674	2,209	919	428	9	—	7,239
Cash flow from operating activities	18,537	596	4,308	2,759	(1,497)	—	24,703
Balance sheet as of December 31, 2018
Property, plant and equipment, intangible assets, net	100,997	24,023	10,493	6,343	390	—	142,246
Investments & loans in equity affiliates	6,754	12,349	3,910	431	—	—	23,444
Other non-current assets	4,780	3,114	663	1,155	881	—	10,593
Working capital	1,911	420	32	194	(4,064)	—	(1,507)
Provisions and other non-current liabilities	(25,042)	(6,288)	(3,615)	(1,465)	125	—	(36,285)
Assets and liabilities classified as held for sale	—	1,128	151	—	—	—	1,279
Capital Employed (Balance sheet)	89,400	34,746	11,634	6,658	(2,668)	—	139,770
Less inventory valuation effect	—	—	(1,035)	(216)	—	—	(1,251)
Capital Employed (Business segment information)	89,400	34,746	10,599	6,442	(2,668)	—	138,519
ROACE as a percentage	10%	7%	31%	25%			12%

		Integrated
	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2017	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	6,527	14,804	75,505	74,634	23	—	171,493
Intersegment sales	21,956	1,679	26,844	857	374	(51,710)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	28,483	16,483	99,341	56,105	397	(51,710)	149,099
Operating expenses	(13,582)	(14,536)	(94,097)	(53,629)	(1,107)	51,710	(125,241)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,611)	(1,721)	(1,074)	(657)	(40)	—	(16,103)
Operating income	2,290	226	4,170	1,819	(750)	—	7,755
Net income (loss) from equity affiliates and other items	657	920	2,979	497	54	—	5,107
Tax on net operating income	(1,836)	(537)	(944)	(561)	540	—	(3,338)
Net operating income	1,111	609	6,205	1,755	(156)	—	9,524
Net cost of net debt							(1,225)
Non-controlling interests							332
Net income - group share							8,631

		Integrated
For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjustments) (a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(20)	—	—	—	—	(20)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(20)	—	—	—	—	(20)
Operating expenses	(119)	(389)	167	(11)	(64)	—	(416)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,799)	(800)	(53)	(10)	—	—	(4,662)
Operating income (b)	(3,918)	(1,209)	114	(21)	(64)	—	(5,098)
Net income (loss) from equity affiliates and other items	(201)	(243)	2,177	102	—	—	1,835
Tax on net operating income	689	132	124	(2)	(114)	—	829
Net operating income (b)	(3,430)	(1,320)	2,415	79	(178)	—	(2,434)
Net cost of net debt							(29)
Non-controlling interests							516
Net income - group share							(1,947)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	344	13	—

On net operating income	—	—	298	(3)	—

		Integrated
For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	6,527	14,824	75,505	74,634	23	—	171,513
Intersegment sales	21,956	1,679	26,844	857	374	(51,710)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	28,483	16,503	99,341	56,105	397	(51,710)	149,119
Operating expenses	(13,463)	(14,147)	(94,264)	(53,618)	(1,043)	51,710	(124,825)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,812)	(921)	(1,021)	(647)	(40)	—	(11,441)
Adjusted operating income	6,208	1,435	4,056	1,840	(686)	—	12,853
Net income (loss) from equity affiliates and other items	858	1,163	802	395	54	—	3,272
Tax on net operating income	(2,525)	(669)	(1,068)	(559)	654	—	(4,167)
Adjusted net operating income	4,541	1,929	3,790	1,676	22	—	11,958
Net cost of net debt							(1,196)
Non-controlling interests							(184)
Adjusted net income - group share							10,578

		Integrated
For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	10,005	3,594	1,734	1,457	106	—	16,896
Total divestments	1,793	198	2,820	413	40	—	5,264
Cash flow from operating activities (*)	10,719	3,157	7,411	2,221	(1,189)	—	22,319
Balance sheet as of December 31, 2017
Property, plant and equipment, intangible assets, net	87,225	19,287	10,820	6,253	399	—	123,984
Investments & loans in equity affiliates	6,954	10,701	4,010	438	—	—	22,103
Other non-current assets	5,480	3,204	677	1,060	496	—	10,917
Working capital	3,749	(403)	876	792	(3,650)	—	1,365
Provisions and other non-current liabilities	(22,372)	(2,687)	(3,839)	(1,544)	(106)	—	(30,549)
Assets and liabilities classified as held for sale	1,475	—	—	166	—	—	1,641
Capital Employed (Balance sheet)	82,511	30,102	12,544	7,165	(2,861)	—	129,461
Less inventory valuation effect	—	—	(1,499)	(236)	1	—	(1,734)
Capital Employed (Business segment information)	82,511	30,102	11,045	6,929	(2,860)	—	127,727
ROACE as a percentage	5%	7%	33%	26%			9%

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 comparative information has been restated.

Reconciliation of information by business segment with Consolidated Financial Statements

			Consolidated
For the year ended December 31, 2019			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	200,380	(64)	200,316
Excise taxes	(24,067)	—	(24,067)
Revenues from sales	176,313	(64)	176,249

Purchases, net of inventory variation	(116,464)	243	(116,221)
Other operating expenses	(26,872)	(383)	(27,255)
Exploration costs	(785)	—	(785)
Depreciation, depletion and impairment of tangible assets and mineral interests	(14,811)	(920)	(15,731)
Other income	876	287	1,163
Other expense	(455)	(737)	(1,192)

Financial interest on debt	(2,318)	(15)	(2,333)
Financial income and expense from cash & cash equivalents	(19)	—	(19)
Cost of net debt	(2,337)	(15)	(2,352)

Other financial income	792	—	792
Other financial expense	(764)	—	(764)

Net income (loss) from equity affiliates	2,260	1,146	3,406

Income taxes	(5,663)	(209)	(5,872)
Consolidated net income	12,090	(652)	11,438
Group share	11,828	(561)	11,267
Non-controlling interests	262	(91)	171

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2018			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	209,307	56	209,363
Excise taxes	(25,257)	—	(25,257)
Revenues from sales	184,050	56	184,106

Purchases, net of inventory variation	(125,134)	(682)	(125,816)
Other operating expenses	(27,060)	(424)	(27,484)
Exploration costs	(797)	—	(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,218)	(1,774)	(13,992)
Other income	1,518	320	1,838
Other expense	(448)	(825)	(1,273)

Financial interest on debt	(1,866)	(67)	(1,933)
Financial income and expense from cash & cash equivalents	(188)	—	(188)
Cost of net debt	(2,054)	(67)	(2,121)

Other financial income	1,120	—	1,120
Other financial expense	(685)	—	(685)

Net income (loss) from equity affiliates	3,161	9	3,170

Income taxes	(7,489)	973	(6,516)
Consolidated net income	13,964	(2,414)	11,550
Group share	13,559	(2,113)	11,446
Non-controlling interests	405	(301)	104

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2017			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	171,513	(20)	171,493
Excise taxes	(22,394)	—	(22,394)
Revenues from sales	149,119	(20)	149,099

Purchases, net of inventory variation	(99,534)	123	(99,411)
Other operating expenses	(24,427)	(539)	(24,966)
Exploration costs	(864)	—	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,441)	(4,662)	(16,103)
Other income	772	3,039	3,811
Other expense	(389)	(645)	(1,034)

Financial interest on debt	(1,367)	(29)	(1,396)
Financial income and expense from cash & cash equivalents	(138)	—	(138)
Cost of net debt	(1,505)	(29)	(1,534)

Other financial income	957	—	957
Other financial expense	(642)	—	(642)

Net income (loss) from equity affiliates	2,574	(559)	2,015

Income taxes	(3,858)	829	(3,029)
Consolidated net income	10,762	(2,463)	8,299
Group share	10,578	(1,947)	8,631
Non-controlling interests	184	(516)	(332)

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

Schedule of additional information on adjustment items

Adjustments to operating income

		Integrated
	Exploration	Gas,
For the year ended December 31, 2019	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	477	(31)	—	446
Effect of changes in fair value	—	(19)	—	—	—	(19)
Restructuring charges	—	(4)	—	—	—	(4)
Asset impairment charges	(721)	(156)	(41)	(2)	—	(920)
Other items	(145)	(281)	(80)	(9)	(112)	(627)
Total	(866)	(460)	356	(42)	(112)	(1,124)

Adjustments to net income, Group share

		Integrated
	Exploration	Gas,
For the year ended December 31, 2019	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	369	(23)	—	346
Effect of changes in fair value	—	(15)	—	—	—	(15)
Restructuring charges	(5)	(31)	(22)	—	—	(58)
Asset impairment charges	(530)	105	(39)	(1)	—	(465)
Gains (losses) on disposals of assets	—	—	—	—	—	—
Other items	(405)	422	(119)	(82)	(185)	(369)
Total	(940)	481	189	(106)	(185)	(561)

Adjustments to operating income

		Integrated
	Exploration	Gas,
For the year ended December 31, 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(589)	(6)	—	(595)
Effect of changes in fair value	—	48	—	—	—	48
Restructuring charges	(67)	—	(3)	—	—	(70)
Asset impairment charges	(707)	(1,065)	(2)	—	—	(1,774)
Other items	(132)	(229)	(24)	(39)	(9)	(433)
Total	(906)	(1,246)	(618)	(45)	(9)	(2,824)

Adjustments to net income, Group share

		Integrated
	Exploration	Gas,
For the year ended December 31, 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(414)	(6)	—	(420)
Effect of changes in fair value	—	38	—	—	—	38
Restructuring charges	(94)	(10)	(34)	—	—	(138)
Asset impairment charges	(651)	(896)	(48)	—	—	(1,595)
Gains (losses) on disposals of assets	(14)	(2)	—	—	—	(16)
Other items	252	(112)	(34)	(47)	(41)	18
Total	(507)	(982)	(530)	(53)	(41)	(2,113)

Adjustments to operating income

		Integrated
	Exploration	Gas,
For the year ended December 31, 2017	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	344	13	—	357
Effect of changes in fair value	—	(20)	—	—	—	(20)
Restructuring charges	(42)	—	(4)	(3)	—	(49)
Asset impairment charges	(3,799)	(800)	(53)	(10)	—	(4,662)
Other items	(77)	(389)	(173)	(21)	(64)	(724)
Total	(3,918)	(1,209)	114	(21)	(64)	(5,098)

Adjustments to net income, Group share

		Integrated
	Exploration	Gas,
For the year ended December 31, 2017	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	295	(13)	—	282
Effect of changes in fair value	—	(16)	—	—	—	(16)
Restructuring charges	(11)	(11)	(42)	(2)	—	(66)
Asset impairment charges	(3,202)	(619)	(53)	(10)	—	(3,884)
Gains (losses) on disposals of assets	188	—	2,139	125	—	2,452
Other items	(218)	(362)	73	(30)	(178)	(715)
Total	(3,243)	(1,008)	2,412	70	(178)	(1,947)